PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET
The following table summarizes property and equipment:

	As of December 31,
	£2025	2024
Computer and equipment	58,499	56,949
Less: accumulated depreciation	(32,660)	(21,096)
Property and equipment, net	25,839	35,853
Depreciation expense was £11,565 and £10,397 for the years ended December 31, 2025 and 2024, respectively.